Significant Accounting Policies (Details) - Schedule of Property and Equipment, Net of Accumulated Depreciation	12 Months Ended
Dec. 31, 2023
Computers [Member] | Minimum [Member]
Schedule of Property and Equipment, Net of Accumulated Depreciation [Line Items]
Property and equipment, depreciable rate	15.00%
Computers [Member] | Maximum [Member]
Schedule of Property and Equipment, Net of Accumulated Depreciation [Line Items]
Property and equipment, depreciable rate	33.00%
Equipment [Member] | Minimum [Member]
Schedule of Property and Equipment, Net of Accumulated Depreciation [Line Items]
Property and equipment, depreciable rate	7.00%
Equipment [Member] | Maximum [Member]
Schedule of Property and Equipment, Net of Accumulated Depreciation [Line Items]
Property and equipment, depreciable rate	33.00%
Office furniture [Member] | Minimum [Member]
Schedule of Property and Equipment, Net of Accumulated Depreciation [Line Items]
Property and equipment, depreciable rate	7.00%
Office furniture [Member] | Maximum [Member]
Schedule of Property and Equipment, Net of Accumulated Depreciation [Line Items]
Property and equipment, depreciable rate	15.00%
Leasehold improvements [Member]
Schedule of Property and Equipment, Net of Accumulated Depreciation [Line Items]
Property and equipment, depreciable rate	[1]

[1]	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected life of the improvement.